LEASES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Leases [Abstract]
Lease agreement period	99 years
Total facility rental expense	$ 29.4	$ 29.1	$ 29.2
Contingent rent	$ 8.8	$ 8.4	$ 8.4